Roundhill Humanoid Robotics ETF
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 99.4%		Shares	Value
Aerospace/Defense - 1.6%
Kawasaki Heavy Industries Ltd.		9,600	$635,081

Auto Manufacturers - 19.9%
Hyundai Motor Co.		10,228	1,567,314
Tesla, Inc. (a)		8,605	3,826,815
XPeng, Inc. - ADR (a)		100,526	2,354,319
			7,748,448

Auto Parts & Equipment - 1.7%
Mobileye Global, Inc. - Class A (a)		46,642	658,585

Electrical Components & Equipment - 1.6%
ABB Ltd.		8,881	639,463

Electronics - 4.9%
Hesai Group - ADR (a)		21,789	612,271
NIDEC CORP		35,700	636,598
RoboSense Technology Co. Ltd. (a)		117,800	639,842
			1,888,711

Internet - 8.3%
Alphabet, Inc. - Class A		3,349	814,142
Amazon.com, Inc. (a)		4,063	892,113
Meta Platforms, Inc. - Class A		1,252	919,443
Tencent Holdings Ltd.		7,000	596,499
			3,222,197

Machinery-Diversified - 41.0%(b)
Doosan Robotics, Inc. (a)		19,804	930,176
FANUC Corp.		21,900	632,006
Harmonic Drive Systems, Inc.		70,000	1,254,630
Hexagon AB - Class B		102,675	1,221,607
Keyence Corp.		1,700	635,176
Leader Harmonious Drive Systems Co. Ltd. - Class A		38,071	966,850
Nabtesco Corp.		55,900	1,267,624
Rainbow Robotics (a)		7,580	1,669,378
Richtech Robotics, Inc. - Class B (a)		215,203	923,221
Shenzhen Dobot Corp. Ltd. - Class H (a)		283,400	2,323,906
UBTech Robotics Corp. Ltd. - Class H (a)		209,400	4,147,414
			15,971,988

Semiconductors - 14.1%
Advanced Micro Devices, Inc. (a)		4,633	749,573
NVIDIA Corp.		13,065	2,437,668
Ouster, Inc. (a)		21,376	578,221
QUALCOMM, Inc.		4,493	747,455
Teradyne, Inc.		7,204	991,559
			5,504,476

Software - 0.7%
Cambricon Technologies Corp. Ltd. - Class A (a)		1,453	270,456

Telecommunications - 5.6%
SoftBank Group Corp.		2,500	316,298
Xiaomi Corp. - Class B (a)(c)		270,800	1,879,492
			2,195,790
TOTAL COMMON STOCKS (Cost $36,303,757)			38,735,195

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%		Shares	Value
First American Government Obligations Fund - Class X, 4.05% (d)		36,656	36,656
TOTAL MONEY MARKET FUNDS (Cost $36,656)			36,656

TOTAL INVESTMENTS - 99.5% (Cost $36,340,413)			38,771,851
Other Assets in Excess of Liabilities - 0.5%			176,947
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$38,948,798
two			–%
Percentages are stated as a percent of net assets.			–%

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $1,879,492 or 4.8% of the Fund’s net assets.

(d)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Roundhill Humanoid Robotics ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$38,735,195	$–	$–	$38,735,195
Money Market Funds	36,656	–	–	36,656
Total Investments	$38,771,851	$–	$–	$38,771,851

Refer to the Schedule of Investments for further disaggregation of investment categories.